Income Taxes - Reconciliation of Federal Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Expected federal income tax expense at statutory tax rate									$ 748	$ 1,498	$ 1,661
Effect of nontaxable interest income									(724)	(590)	(575)
Effect of nontaxable bank owned life insurance income									(104)	(120)	(136)
Effect of QSCAB credit									(220)	(220)	(220)
State taxes on income, net of federal benefit									84	73	79
Other tax credits									(80)	(80)	(64)
Non deductible expenses									95	83	72
Total income tax expense	$ (852)	$ 577	$ 214	$ (140)	$ (50)	$ 122	$ 332	$ 240	$ (201)	$ 644	$ 817
Effective rate									(10.10%)	14.60%	16.70%